Fair Value Measurements of Assets and Liabilities - Fair Value Measurements of Assets and Liabilities Related to Continuing Operations (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 1.6	$ 3.3
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Foreign Exchange Forward Contracts [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 0.4	$ 1.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current	Assets, Current
Forward Exchange Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term		$ 1.1
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in ZimVie		45.5
Total Assets	$ 60.2	128.0
Contingent payments related to acquisitions	141.7	17.4
Total Liabilities	359.8	247.8
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in ZimVie		45.5
Total Assets		45.5
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	60.2	82.5
Total Liabilities	218.1	230.4
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent payments related to acquisitions	141.7	17.4
Total Liabilities	141.7	17.4
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contracts [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 54.4	$ 72.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current, Other Assets, Noncurrent	Assets, Current, Other Assets, Noncurrent
Derivatives, current and long-term	$ 3.7	$ 5.5
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent	Other Liabilities, Current, Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contracts [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 0.4	$ 1.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current, Other Assets, Noncurrent	Assets, Current, Other Assets, Noncurrent
Derivatives, current and long-term	$ 1.6	$ 3.3
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent	Other Liabilities, Current, Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 54.4	$ 72.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current, Other Assets, Noncurrent	Assets, Current, Other Assets, Noncurrent
Derivatives, current and long-term	$ 3.7	$ 5.5
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent	Other Liabilities, Current, Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 0.4	$ 1.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current, Other Assets, Noncurrent	Assets, Current, Other Assets, Noncurrent
Derivatives, current and long-term	$ 1.6	$ 3.3
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent	Other Liabilities, Current, Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring [Member] | Cross-currency Interest Rate Swaps [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 5.4	$ 6.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current, Other Assets, Noncurrent	Assets, Current, Other Assets, Noncurrent
Derivatives, current and long-term	$ 68.1	$ 49.6
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent	Other Liabilities, Current, Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring [Member] | Cross-currency Interest Rate Swaps [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 5.4	$ 6.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current, Other Assets, Noncurrent	Assets, Current, Other Assets, Noncurrent
Derivatives, current and long-term	$ 68.1	$ 49.6
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent	Other Liabilities, Current, Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 144.7	$ 172.0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent	Other Liabilities, Current, Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 144.7	$ 172.0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent	Other Liabilities, Current, Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring [Member] | Forward Exchange Agreement [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term		$ 1.1
Fair Value, Measurements, Recurring [Member] | Forward Exchange Agreement [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term		$ 1.1